Income taxes (Details)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Hong Kong SAR	Dec. 31, 2011 United States	Dec. 31, 2011 United States California	Dec. 31, 2011 Luxemburg	Dec. 31, 2011 Germany	Dec. 31, 2007 Foreign-owned operating subsidiaries CNY	Dec. 31, 2010 JA Hebei USD ($)	Dec. 31, 2009 JA Hebei	Dec. 31, 2008 JA Hebei Y	Aug. 31, 2011 JA Yangzhou	Nov. 30, 2011 JA Lianyungang
Income taxes
Foreign state income tax rate (as a percent)									30.00%
Foreign local income tax rate (as a percent)									3.00%
Tax exemption period following first profit-making year (in years)									2
Reduction of FEIT for 3 years following exemption period (as a percent)									50.00%	50.00%	50.00%	50.00%
Reduction of FEIT by 50% following exemption period (in years)									3
Tax reduction, required operational period more than (in years)									10
Foreign state uniform tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential income tax rate as an ANTE	15.00%	15.00%	15.00%										15.00%	15.00%
Tax exemption period on income generated by assets newly acquired (in years)												2
Percentage of tax reduction on income generated by assets newly acquired										50.00%	50.00%
Withholding tax rate maximum on distribution of profits of FIEs (as a percent)	10.00%	10.00%	10.00%
Dividend declared										$ 80,000,000
Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested	3,420,287,000	2,991,380,000
Amount of the unrecognized deferred tax liability on the permanently reinvested earnings	342,029,000	299,138,000
Federal statutory tax rate (as a percent)				16.50%	35.00%		28.80%	32.98%
State income tax rate (as a percent)						8.84%
Corporate income tax rate (as a percent)	11.42%	12.50%	4.20%					15.00%
Solidarity surcharge tax rate (as a percent)								5.50%
Trade income tax rate (as a percent)								17.15%
Tax benefit/(expense):
Current tax	(63,410,000)	(289,522,000)	(29,671,000)
Deferred tax	5,587,000	36,815,000	21,672,000
Total	(57,823,000)	(252,707,000)	(7,999,000)
Temporary differences:
Pre-operating expenses	3,841,000	12,200,000
Amortization of intangible assets	281,000	413,000
Accrued warranty costs	11,333,000	4,655,000
Accrued expenses	13,009,000	24,992,000
Net loss carried forward	111,883,000	40,700,000
Depreciation of property, plant and equipment	41,896,000	45,754,000
Inventory write-down and idle capacity charges	32,821,000	18,995,000
Allowance for doubtful accounts	4,427,000	1,008,000
Allowance for advance to suppliers	14,123,000	13,180,000
Impairment loss on property, plant and equipment	62,304,000	10,368,000
Others	9,628,000	2,690,000
Deferred tax assets	305,546,000	174,955,000
Temporary differences:
Capitalized interest	(10,691,000)	(11,914,000)
Deferred tax liabilities	(10,691,000)	(11,914,000)
Less: valuation allowance	(202,235,000)	(76,174,000)
Deferred tax assets-net	92,620,000	86,867,000
Deferred tax assets are analyzed as:
Current	39,851,000	45,890,000
Non-Current	63,460,000	50,073,000
Total	103,311,000	95,963,000
Deferred tax liability are analyzed as:
Current		(998,000)
Non-Current	(10,691,000)	(8,098,000)
Total	(10,691,000)	(9,096,000)
Deferred tax assets-net	92,620,000	86,867,000